Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Computer equipment [Member] | Minimum [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	3 years
Computer equipment [Member] | Maximum [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	5 years
Aircraft under capital lease [Member]
Summary of estimated service live of assets [Abstract]
Property and equipment useful life	30 years